Inventory (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Inventory Disclosure [Abstract]
Finished products	$ 414,154	$ 418,368	$ 445,278
In process	22,651	16,056	18,107
Raw material and supplies	199,674	170,210	149,359
Total	636,479	604,634	612,744
Inventory, LIFO Reserve	164,067	153,384	133,014
Total Inventories	$ 472,412	$ 451,250	$ 479,730